SIGNIFICANT ACCOUNTING POLICIES, Basis of Presentation, Use of Estimates and Changes in Accounting Policies (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Interest Rate Benchmark Reform-Phase 2 [member]
Basis of presentation, use of estimates and changes in accounting policies [Abstract]
Percentage of assets	1.04%
Percentage of liabilities	1.15%
IFRS 4 - Insurance Contracts [Member]
Basis of presentation, use of estimates and changes in accounting policies [Abstract]
Changes in accounting policies		S/ 666.6